Sales Inducements (Details) (USD $)	12 Months Ended				3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Mar. 31, 2013 Retirement Plans [Member]	Mar. 31, 2013 Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2013 Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2011 Retirement Plans and Individual Life Businesses [Member]
Balance, beginning of period	$ 118,000,000	$ 186,000,000	$ 197,000,000	$ 36,000,000
Sales inducements deferred	0	4,000,000	6,000,000
Amortization Unlock	3,000,000	59,000,000	4,000,000
Deferred Sales Inducements, Amortization Expense	$ 8,000,000	$ 13,000,000	$ 13,000,000		$ (22)	$ (49)	$ 71,000,000	$ 0	$ 0